Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Catholic Responsible Investments Funds
Entity Central Index Key	0001872555
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000230952
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 105,286,807
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 60,761
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Security	0.1%
U.S. Government Agency Obligation	3.3%
Commercial Paper	4.3%
Repurchase Agreements	11.1%
Corporate Obligations	23.2%
U.S. Treasury Obligations	28.1%
Asset-Backed Securities	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	4.248%	06/20/25	5.8%
U.S. Treasury Bills	4.271%	05/22/25	5.0%
U.S. Treasury Bills	4.264%	05/27/25	3.6%
FHLB	0.000%	08/28/17	3.3%
U.S. Treasury Bills	4.249%	05/13/25	2.8%
U.S. Treasury Bills	4.229%	06/26/25	2.3%
U.S. Treasury Bills	4.264%	06/10/25	2.2%
U.S. Treasury Bills	0.000%	06/24/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.6%
U.S. Treasury Bills	4.240%	05/01/25	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230950
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Short Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 508,021,837
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 695,790
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Futures Contracts	0.1%
U.S. Government Agency Obligations	0.3%
Sovereign Debt	0.3%
Bank Loan Obligations	0.4%
Municipal Bonds	4.0%
Repurchase Agreements	4.1%
Mortgage-Backed Securities	11.3%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	26.1%
Corporate Obligations	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.875%	06/30/26	6.4%
U.S. Treasury Notes	3.125%	08/31/27	5.6%
U.S. Treasury Notes	4.250%	01/15/28	2.8%
U.S. Treasury Notes	4.000%	12/15/25	1.8%
U.S. Treasury Notes	0.625%	12/31/27	1.7%
U.S. Treasury Notes	4.625%	04/30/29	1.6%
U.S. Treasury Notes	4.000%	02/15/26	1.4%
U.S. Treasury Notes	1.875%	07/31/26	1.4%
U.S. Treasury Notes	0.500%	06/30/27	1.3%
U.S. Treasury Notes	4.250%	10/15/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230947
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,376,755,458
Holdings Count | Holding	1,315
Advisory Fees Paid, Amount	$ 3,440,297
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	8.1%
Mortgage-Backed Securities	27.9%
Corporate Obligations	28.1%
U.S. Treasury Obligations	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	08/15/34	2.8%
U.S. Treasury Notes	3.875%	08/15/33	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.343%	01/31/27	1.3%
GNMA	6.000%	08/20/54	1.2%
U.S. Treasury Inflation Indexed Bonds	2.375%	02/15/55	1.0%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
GNMA	6.000%	09/20/54	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230946
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CRBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,376,755,458
Holdings Count | Holding	1,315
Advisory Fees Paid, Amount	$ 3,440,297
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	8.1%
Mortgage-Backed Securities	27.9%
Corporate Obligations	28.1%
U.S. Treasury Obligations	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	08/15/34	2.8%
U.S. Treasury Notes	3.875%	08/15/33	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.343%	01/31/27	1.3%
GNMA	6.000%	08/20/54	1.2%
U.S. Treasury Inflation Indexed Bonds	2.375%	02/15/55	1.0%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
GNMA	6.000%	09/20/54	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230949
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CROSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 701,741,233
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 1,193,446
InvestmentCompanyPortfolioTurnover	83.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.4%
Sovereign Debt	1.2%
Municipal Bonds	1.9%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	23.8%
Mortgage-Backed Securities	25.3%
Corporate Obligations	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.500%	02/15/30	7.3%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	4.3%
U.S. Treasury Notes	4.000%	02/28/30	3.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	2.3%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.370%	07/31/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.8%
GNMA	6.000%	08/20/54	1.6%
GNMA	6.000%	09/20/54	1.5%
GNMA	6.000%	07/20/54	1.3%
U.S. Treasury Notes	3.875%	08/15/34	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230948
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CROVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 701,741,233
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 1,193,446
InvestmentCompanyPortfolioTurnover	83.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.4%
Sovereign Debt	1.2%
Municipal Bonds	1.9%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	23.8%
Mortgage-Backed Securities	25.3%
Corporate Obligations	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.500%	02/15/30	7.3%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	4.3%
U.S. Treasury Notes	4.000%	02/28/30	3.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	2.3%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.370%	07/31/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.8%
GNMA	6.000%	08/20/54	1.6%
GNMA	6.000%	09/20/54	1.5%
GNMA	6.000%	07/20/54	1.3%
U.S. Treasury Notes	3.875%	08/15/34	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230953
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Equity Index Fund
Class Name	Institutional Class Shares
Trading Symbol	CRQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$4	0.09%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%
AssetsNet	$ 3,763,653,651
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 894,440
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Short-Term Investment	0.0%
Futures Contracts	0.0%
Materials	2.2%
Utilities	2.5%
Real Estate	2.8%
Energy	3.3%
Consumer Staples	6.7%
Health Care	7.9%
Industrials	8.1%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	14.9%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.4%
NVIDIA	5.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.4%
Alphabet, Cl A	2.0%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230951
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$13	0.28%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.28%
AssetsNet	$ 489,010,513
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 544,602
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.6%
Utilities	2.4%
Communication Services	3.1%
Consumer Staples	3.4%
Energy	3.8%
Materials	5.0%
Real Estate	8.1%
Health Care	11.3%
Information Technology	12.0%
Consumer Discretionary	12.5%
Industrials	18.4%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Mr Cooper Group	0.6%
Qorvo	0.5%
Armstrong World Industries	0.5%
TG Therapeutics	0.5%
Stride	0.5%
SPX Technologies	0.5%
Badger Meter	0.5%
Teleflex	0.5%
Brinker International	0.5%
Essential Properties Realty Trust	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230966
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 739,600,291
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 2,463,405
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.1%
Utilities	2.6%
Energy	3.5%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	6.9%
Consumer Discretionary	7.6%
Health Care	8.1%
Industrials	11.8%
Financials	16.5%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.8%
Apple	4.3%
Amazon.com	3.8%
NVIDIA	3.6%
Meta Platforms, Cl A	2.6%
Broadcom	2.2%
TransDigm Group	2.0%
Linde	1.9%
Visa, Cl A	1.9%
Salesforce	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230965
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 739,600,291
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 2,463,405
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.1%
Utilities	2.6%
Energy	3.5%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	6.9%
Consumer Discretionary	7.6%
Health Care	8.1%
Industrials	11.8%
Financials	16.5%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.8%
Apple	4.3%
Amazon.com	3.8%
NVIDIA	3.6%
Meta Platforms, Cl A	2.6%
Broadcom	2.2%
TransDigm Group	2.0%
Linde	1.9%
Visa, Cl A	1.9%
Salesforce	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230954
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,852,667,622
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 5,992,646
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.8%
United States	2.2%
Ireland	2.2%
Italy	3.2%
India	3.7%
Canada	4.2%
Taiwan	4.8%
Netherlands	6.6%
China	7.7%
Japan	8.9%
France	9.3%
Germany	9.7%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	2.6%
Taiwan Semiconductor Manufacturing	2.4%
Nintendo	2.1%
SAP	2.0%
3i Group	1.8%
Siemens Energy	1.8%
Deutsche Telekom	1.7%
Spotify Technology	1.6%
Sea ADR	1.6%
Taiwan Semiconductor Manufacturing ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230955
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,852,667,622
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 5,992,646
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.8%
United States	2.2%
Ireland	2.2%
Italy	3.2%
India	3.7%
Canada	4.2%
Taiwan	4.8%
Netherlands	6.6%
China	7.7%
Japan	8.9%
France	9.3%
Germany	9.7%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	2.6%
Taiwan Semiconductor Manufacturing	2.4%
Nintendo	2.1%
SAP	2.0%
3i Group	1.8%
Siemens Energy	1.8%
Deutsche Telekom	1.7%
Spotify Technology	1.6%
Sea ADR	1.6%
Taiwan Semiconductor Manufacturing ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230956
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 107,728,912
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 435,095
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Other Countries	22.5%
Short-Term Investment	0.9%
Exchange-Traded Fund	1.7%
Switzerland	2.2%
South Korea	2.4%
France	2.9%
Taiwan	3.2%
India	3.6%
Germany	3.7%
Sweden	4.0%
Australia	4.2%
Italy	5.1%
Canada	5.6%
United Kingdom	9.7%
Japan	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Buzzi	1.3%
iShares MSCI EAFE Small-Capital ETF	1.1%
Viscofan	1.1%
Alten	1.0%
MEITEC Group Holdings	1.0%
Orix JREIT,	1.0%
IMI	0.9%
Nomad Foods	0.9%
DTS	0.9%
Tate & Lyle	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230958
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 127,422,835
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	22.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.1%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	6.9%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230957
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Investor Class Shares
Trading Symbol	CMNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 127,422,835
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	22.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.1%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	6.9%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230959
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 1,362,714,548
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230960
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 1,362,714,548
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230961
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
AssetsNet	$ 548,299,702
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	39.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230962
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 548,299,702
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	39.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230963
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
AssetsNet	$ 207,920,999
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	33.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230964
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Investor Class Shares
Trading Symbol	CMUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 207,920,999
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	33.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/

[1]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[2]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[3]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[4]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[5]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[6]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[7]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[8]	The expense ratios do not include expenses of the underlying affiliated investment companies.